Note 15 - Earnings Per Share (Details) - Computation of Basic and Diluted Earnings Per Share (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Note 15 - Earnings Per Share (Details) - Computation of Basic and Diluted Earnings Per Share [Line Items]
Net income for purposes of calculating basic and diluted earnings per share (in Dollars)	$ 9,612	$ 15,996	$ 12,026
Weighted average shares outstanding	62,841	62,556	62,218
Weighted average common and common equivalent shares outstanding	64,370	63,860	63,400
Earnings per share
Basic (in Dollars per share)	$ 0.15	$ 0.26	$ 0.19
Diluted (in Dollars per share)	$ 0.15	$ 0.25	$ 0.19
Employee Stock Option [Member]
Note 15 - Earnings Per Share (Details) - Computation of Basic and Diluted Earnings Per Share [Line Items]
Dilutive effect of share based payment awards	1,258	1,279	1,182
Restricted Stock Units (RSUs) [Member]
Note 15 - Earnings Per Share (Details) - Computation of Basic and Diluted Earnings Per Share [Line Items]
Dilutive effect of share based payment awards	271	25